Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Associates and Joint Arrangements
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 11	$ 16
Incurred expenses, related parties	177	180
Bell Canada | Master Trust Fund
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 10	$ 10